Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Notes Receivable

	December 31, 2019	December 31, 2018
Accucanna Note (1)	$1,597	$—
NWCS and 7 Point Notes (2)	586	—
Related Party Notes (3)	696	1,392
Other	41	—

Total	$2,920	$1,392
Less: notes receivable, current	(1,871)	—

Notes receivable, long term	$1,049	$1,392

(1)
Accucanna Note
The Company, as part of the Cannex acquisition (Note 14), acquired a loan receivable from Accucanna, LLC (“Accucanna”), a California cannabis dispensary licensee which shared significant common ownership with Pure Ratios. The $1,500 loan is evidenced by a secured convertible promissory note. The note bears interest of 10% for the first six months, 18% thereafter, and matures on February 25, 2020. The Company may at its sole discretion convert all outstanding principal and interest owing into membership interest of Accucanna at a price equal to the first bona fide equity financing completed by Accucanna after February 25, 2019; there have been no such financings. Subsequent to December 31, 2019, the note receivable was amended (Note 29).
As at December 31, 2019, the balance outstanding is $1,597 (includes $97 of interest receivable).
(2)
NWCS and 7Point Notes
The Company acquired three notes receivable in the Cannex business combination (Note 14). The notes bear interest ranging from 10% – 13% per annum and are repayable in installments totaling $22 per month, maturing in 2022.    The notes were issued to NWCS and 7 Point who are related parties (Note 22).
(3)
Related Party Notes
The Company held various loans totaling $696 and $1,392 at December 31, 2019, and December 31, 2018, respectively, from related parties that hold cannabis licenses, have applied for cannabis licenses, or control real estate that can be used for a cannabis facility. The parties are related because a Company executive is a member of the Board of Managers of the party, or employees of the Company have a significant ownership of the party. The loans are unsecured, non – interest bearing, and are payable on demand.